Summary of Significant Accounting Policies - Redeemable Convertible Stock Warrant Liability (Details) - Warrant Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Estimated fair value at beginning of period	$ 0	$ 617
Change in estimated fair value	$ 0	3,339	$ (3,500)
Exercise of Series A redeemable convertible preferred stock warrants		(3,956)
Estimated fair value at end of period		$ 0	$ 617